Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 874,238	$ 2,005,351
Accounts receivable		47,709
Other receivables and prepayments	85,316	422,071
Total current assets	959,554	2,476,092
Property and equipment, net		1,663,926
Operating lease right-of-use assets, net		182,057
Long-term investments, net	15,098,846	16,098,846
Intangible assets, net		147,347
Long-term deposits	71,823	71,823
Total Assets	16,130,223	20,640,091
Current liabilities:
Accounts payable and accrued expenses	918,611	1,894,341
Operating lease liabilities, current	102,225	125,232
Convertible notes to a related party	3,238,500
Total current liabilities	4,338,980	2,098,753
Operating lease liabilities, non-current	14,182	99,485
Convertible notes to a related party		3,058,500
Total Liabilities	4,353,162	5,256,738
Commitments and contingencies
EQUITY
Additional paid-in capital	93,474,825	93,018,528
Accumulated other comprehensive income (loss)	89,162	(10,623)
Accumulated deficit	(72,429,528)	(68,161,722)
Total equity attributable to the shareholders of Aptorum Group Limited	21,134,514	24,846,236
Non-controlling interests	(9,357,453)	(9,462,883)
Total equity	11,777,061	15,383,353
Total Liabilities and Equity	16,130,223	20,640,091
Related Party
Current assets:
Amounts due from related parties, net		961
Current liabilities:
Amounts due to related parties	79,644	79,180
Class A Ordinary Shares
EQUITY
Ordinary shares, value	37	31
Class B Ordinary Shares
EQUITY
Ordinary shares, value	$ 18	$ 22